Shareholder Fees	Apr. 30, 2025 USD ($)
Segall Bryant & Hamill Small Cap Value Fund | Segall Bryant & Hamill Small Cap Value Fund-Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 12.00
Segall Bryant & Hamill Small Cap Value Fund | Segall Bryant & Hamill Small Cap Value Fund-Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Small Cap Growth Fund | Segall Bryant & Hamill Small Cap Growth Fund-Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Small Cap Growth Fund | Segall Bryant & Hamill Small Cap Growth Fund-Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Small Cap Core Fund | Segall Bryant & Hamill Small Cap Core Fund-Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Small Cap Core Fund | Segall Bryant & Hamill Small Cap Core Fund-Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill All Cap Fund | Segall Bryant & Hamill All Cap Fund-Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill All Cap Fund | Segall Bryant & Hamill All Cap Fund-Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Emerging Markets Fund | Segall Bryant & Hamill Emerging Markets Fund-Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Emerging Markets Fund | Segall Bryant & Hamill Emerging Markets Fund-Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill International Small Cap Fund | Segall Bryant & Hamill International Small Cap Fund-Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill International Small Cap Fund | Segall Bryant & Hamill International Small Cap Fund-Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill International Equity Fund | Segall Bryant & Hamill International Equity Fund - Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill International Equity Fund | Segall Bryant & Hamill International Equity Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Global All Cap Fund | Segall Bryant & Hamill Global All Cap Fund-Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Global All Cap Fund | Segall Bryant & Hamill Global All Cap Fund-Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Short Term Plus Fund | Segall Bryant & Hamill Short Term Plus Fund-Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Short Term Plus Fund | Segall Bryant & Hamill Short Term Plus Fund-Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Plus Bond Fund | Segall Bryant & Hamill Plus Bond Fund-Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Plus Bond Fund | Segall Bryant & Hamill Plus Bond Fund-Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Quality High Yield Fund | Segall Bryant & Hamill Quality High Yield Fund-Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Quality High Yield Fund | Segall Bryant & Hamill Quality High Yield Fund-Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Municipal Opportunities Fund | Segall Bryant & Hamill Municipal Opportunities Fund-Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Municipal Opportunities Fund | Segall Bryant & Hamill Municipal Opportunities Fund-Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Colorado Tax Free Fund | Segall Bryant & Hamill Colorado Tax Free Fund-Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Colorado Tax Free Fund | Segall Bryant & Hamill Colorado Tax Free Fund-Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
BARRETT GROWTH FUND | BARRETT GROWTH FUND Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Barrett Opportunity Fund | Barrett Opportunity Fund Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0